Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	$ 10,163	$ 3,948
Short term deposits	20,043	8,060
Cash held with respect to CVR Agreement	2,524	1,400
Restricted cash	205	176
Total financial assets	32,935	13,584
Level 1 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	10,308	3,948
Short term deposits	20,043	8,060
Cash held with respect to CVR Agreement	2,524	1,400
Restricted cash	205	176
Total financial assets	32,935	13,584
Level 2 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Cash held with respect to CVR Agreement
Restricted cash
Total financial assets
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of financial assets measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Cash held with respect to CVR Agreement
Restricted cash
Total financial assets